Taxation (Tables)	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
Composition of Income Tax Expense

	For the year ended December 31, (in thousands)
	2014	2015	2016
Income/(loss) from foreign entities	$(48,460)	$53,752	$5,371
Income from PRC entities	29,794	190,930	163,282

Income/(loss) before income tax expenses	$(18,666)	$244,682	$168,653
Current income tax expense	$21,930	$44,668	$9,109
Deferred tax	(20,965)	8,009	11,403

Income tax expenses applicable to PRC entities	$965	$52,677	$20,512
Foreign withholding tax expense	1,528	1,378	1,071

Income tax expense	$2,493	$54,055	$21,583

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate

	For the year ended December 31,
	2014	2015	2016
Statutory CIT rate	25.0%	25.0%	25.0%
Effect of tax holidays*	115.8%	(12.8)%	(16.0)%
Tax differential from statutory rate applicable to overseas subsidiaries	(37.9)%	3.7%	1.2%
Effect of withholding taxes	(26.7)%	1.6%	2.3%
Changes in valuation allowance	(69.5)%	(2.7)%	0.9%
Other permanent book-tax differences	(20.1)%	7.3%	(0.6)%

Effective CIT rate	(13.4)%	22.1%	12.8%

*	The income tax reversal resulting from the preferential income tax rate that AmazGame received as a 2015 KNSE is included in the “Effect of tax holidays” in the table above.

Combined Effects of Income Tax Expense Exemption and Reduction

	For the year ended December 31,
	2014	2015	2016
Tax holiday effect	$21,619	$31,431	$26,969
Basic earnings per share	$0.20	$0.30	$0.26

Deferred Tax Assets and Liabilities

	As of December 31, (in thousands)
	2015	2016
Deferred tax assets
Net operating loss from operations	$40,788	$29,694
Intangible assets	3,308	2,393
Accrued salary and benefits	4,678	3,557
Others	1,162	5,052

Total deferred tax assets	49,936	40,696
Less: Valuation allowance	(32,534)	(32,744)

Net deferred tax assets	$17,402	$7,952

Deferred tax liability
Withholding tax related to distribution of dividend	$24,884	$26,002
VAT refund	3,616	3,334

Net deferred tax liabilities	$28,500	$29,336